CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common unit, issued (in shares)	69,455,364	69,768,261
Common units, outstanding (in shares)	69,455,364	69,768,261
Preferred units, issued (in shares)	5,520,000	5,520,000
Preferred units, outstanding (in shares)	5,520,000	5,520,000
General Partners Units, issued (in shares)	1,436,391	1,423,843
General Partners Units, outstanding (in shares)	1,436,391	1,423,843